Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of debt

	December 31, 2025
Skr mn	Debt excl. debt securities issued	Debt securities issued	Total
Exchange-rate related contracts	—	3,777	3,777
Interest rate related contracts	4,410	296,349	300,759
Equity related contracts	—	—	—
Contracts related to raw materials, credit risk etc.	—	97	97
Total debt outstanding	4,410	300,222	304,633

of which denominated in:	Skr	USD	EUR	AUD	Other currencies	Total
	24,599	166,687	84,653	12,119	16,574	304,633

	December 31, 2024
Skr mn	Debt excl. debt securities issued	Debt securities issued	Total
Exchange-rate related contracts	—	4,802	4,802
Interest rate related contracts	8,607	311,407	320,014
Equity related contracts	—	54	54
Contracts related to raw materials, credit risk etc.	—	125	125
Total debt outstanding	8,607	316,388	324,995

of which denominated in:	Skr	USD	EUR	AUD	Other currencies	Total
	22,509	203,141	67,070	10,281	21,994	324,995

Schedule of borrowing programs
SEK’s Borrowing programs, value outstanding[1]

Skr mn	December 31, 2025	December 31, 2024
Medium-term note program:
Unlimited Euro Medium-Term Note Program	127,105	118,657
Unlimited SEC-registered U.S. Medium-Term Note Program	141,742	171,247
Unlimited Swedish Medium-Term Note Program	458	447
Unlimited MTN/STN AUD Debt Issuance Program	11,621	9,663
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Program	2,493	10,202
USD 4,000,000,000 Euro-Commercial Paper Program	16,115	4,273
1 Amortized cost excluding fair value adjustments.

Schedule of liabilities in financing activities
Liabilities in financing activities

			Non-cash items
Skr mn	January 1, 2025	Cash Flow	Exchange rate difference	Unrealized changes in fair value	Accrued interest	December 31, 2025
Senior debt	324,995	19,543	-40,452	547	—	304,633
Lease liability	98	-30	—	17	1	86
Derivatives, net	-5,416	-7,249	14,389	543	—	2,267
Total liabilities in financing activities	319,677	12,265	-26,063	1,107	1	306,986

			Non-cash items
Skr mn	January 1, 2024	Cash Flow	Exchange rate difference	Unrealized changes in fair value	Accrued interest	December 31, 2024
Senior debt	317,736	-17,757	23,139	1,877	—	324,995
Lease liability	125	-28	—	—	1	98
Derivatives, net	6,205	-660	-8,742	-2,219	—	-5,416
Total liabilities in financing activities	324,066	-18,445	14,397	-342	1	319,677